Consolidated Statements of Operations and Comprehensive Loss - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues	€ 63,089
Cost of sales	(532,262)
Gross profit	(469,173)
Sales and marketing expenses	(4,001,299)
Research and development expenses	(41,024,131)	(37,526,090)	(35,697,935)
General and administrative expenses	(12,628,756)	(14,869,564)	(11,984,722)
Other income	13,219,704	20,159,169	54,221
Other expenses	(4,440)	(1,381)	(6,381)
Operating result	(44,908,096)	(32,237,866)	(47,634,817)
Finance income	3,804,827	608,679	109,391
Finance expenses	(35,628)	(45,250)	(24,769)
Foreign exchange result	(1,841,872)	2,442,297	1,964,135
Other financial result	313,240	(252,471)	(44,000)
Income taxes
Loss for the period	(42,667,529)	(29,484,611)	(45,630,059)
Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods:
Exchange differences on translation of foreign currency	125,085	4,206,810	6,777,061
Total comprehensive loss	€ (42,542,444)	€ (25,277,801)	€ (38,852,998)
Share information (based on loss for the period)
Weighted average number of shares outstanding (in Shares)	54,940,137	44,207,873	41,629,974
Loss per share (basic/diluted) (in Euro per share)	€ (0.78)	€ (0.67)	€ (1.1)
Loss for the period	€ (42,667,529)	€ (29,484,611)	€ (45,630,059)